Consolidated Statement of Income (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Freight	5,052	4,853	4,280
Other	125	128	122
Total revenues	5,177	4,981	4,402
Operating expenses
Compensation and benefits	1,426	1,431	1,307
Fuel	968	728	580
Materials	243	214	217
Equipment rents	209	206	226
Depreciation and amortization	490	489	483
Purchased services and other	874	797	783
Gain on sales of significant properties (Note 3)			(79)
Loss on termination of lease with shortline railway (Note 5)			55
Total operating expenses	4,210	3,865	3,572
Operating income	967	1,116	830
Gain on sale of partnership interest (Note 4)			81
Less:
Other income and charges (Note 6)	18	(12)	12
Net interest expense (Note 7)	252	257	268
Income before income tax expense	697	871	631
Income tax expense (Note 8)	127	220	81
Net income	570	651	550
Earnings per share (Note 9)
Basic earnings per share	3.37	3.86	3.31
Diluted earnings per share	3.34	3.85	3.30
Weighted-average number of shares (millions)
Basic	169.5	168.8	166.3
Diluted	170.6	169.2	166.8
Dividends declared per share	1.1700	1.0575	0.9900